Schedule of Investments
(unaudited)
July 31, 2024
iShares
®
Yield Optimized Bond ETF
1
(Percentages shown are based on Net Assets)
Security Shares Value
Investment Companies
Commercial Mortgage-Backed Securities — 10.1%
iShares CMBS ETF
(a)
................. 429,627 $ 20,518,986
Domestic Fixed Income — 50.4%
(a)
iShares 0-3 Month Treasury Bond ETF ..... 411,825 41,479,014
iShares Broad USD High Yield Corporate Bond
ETF ........................... 1,104,542 40,757,600
iShares Floating Rate Bond ETF
(b)
........ 391,002 19,984,112
102,220,726
International Fixed Income — 10.0%
iShares J.P. Morgan EM High Yield Bond ETF
(a)
536,683 20,318,818
Investment Grade Bonds — 29.5%
(a)
iShares 10+ Year Investment Grade Corporate
Bond ETF
(b)
...................... 832,394 42,793,376
iShares Broad USD Investment Grade
Corporate Bond ETF ................ 35,860 1,837,108
iShares Investment Grade Systematic Bond
ETF ........................... 338,209 15,312,412
59,942,896
Total Long-Term Investments — 100.0%
(Cost: $200,655,697) .............................. 203,001,426
Short-Term Securities
Money Market Funds — 10.9%
(a)(c)
BlackRock Cash Funds: Institutional, SL Agency
Shares, 5.45%
(d)
................... 22,090,808 22,099,644
BlackRock Cash Funds: Treasury, SL Agency
Shares, 5.29% .................... 57,820 57,820
Total Short-Term Securities — 10.9%
(Cost: $22,157,074) ............................... 22,157,464
Total Investments — 110.9%
(Cost: $222,812,771) .............................. 225,158,890
Liabilities in Excess of Other Assets — (10.9) % ............ (22,116,955)
Net Assets — 100.0% ............................... $ 203,041,935
(a)
Affiliate of the Fund.
(b)
All or a portion of this security is on loan.
(c)
Annualized 7-day yield as of period end.
(d)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
Yield Optimized Bond ETF
2
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Affiliated Issuer
Value at
10/31/23
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/24
Shares
Held at
07/31/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 28,231,183 $ — $ (6,103,999)
(a)
$ (25,459) $ (2,081) $ 22,099,644 22,090,808 $ 137,175
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 136,624 — (78,804)
(a)
— — 57,820 57,820 7,250 —
iShares 0-3 Month Treasury
Bond ETF ............ — 44,028,811 (2,533,413) (2,414) (13,970) 41,479,014 411,825 355,889 —
iShares 10+ Year Investment
Grade Corporate Bond ETF 11,681,249 33,837,867 (4,866,683) 185,250 1,955,693 42,793,376 832,394 926,294 —
iShares 1-5 Year Investment
Grade Corporate Bond
ETF
(c)
.............. 28,128,071 27,561,323 (56,540,117) (106,424) 957,147 — — 788,039 —
iShares Agency Bond ETF
(c)
. 10,165,725 10,753,287 (21,058,166) (58,733) 197,887 — — 277,797 —
iShares Broad USD High Yield
Corporate Bond ETF .... — 42,604,346 (2,451,716) (1,961) 606,931 40,757,600 1,104,542 445,481 —
iShares Broad USD Investment
Grade Corporate Bond ETF — 1,909,473 (109,407) 279 36,763 1,837,108 35,860 13,204 —
iShares CMBS ETF ....... — 21,264,423 (1,231,789) 4,631 481,721 20,518,986 429,627 105,677 —
iShares Floating Rate Bond
ETF ................ 10,290,569 12,643,454 (3,041,245) 25,997 65,337 19,984,112 391,002 677,192 —
iShares iBoxx $ High Yield
Corporate Bond ETF
(c)
... 20,057,912 21,250,974 (42,587,634) (1,876,431) 3,155,179 — — 1,004,649 —
iShares Investment Grade
Systematic Bond ETF .... — 15,910,286 (919,502) 2,231 319,397 15,312,412 338,209 118,199 —
iShares J.P. Morgan EM High
Yield Bond ETF ........ — 21,358,341 (1,220,335) (1,631) 182,443 20,318,818 536,683 218,645 —
iShares J.P. Morgan USD
Emerging Markets Bond
ETF
(c)
.............. 9,836,656 10,693,379 (21,570,157) (2,096,800) 3,136,922 — — 410,319 —
iShares MBS ETF
(c)
....... 9,790,225 10,841,652 (21,021,470) (1,559,582) 1,949,175 — — 304,758 —
$ (5,511,047) $ 13,028,544 $ 225,158,890 $ 5,790,568 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.

Schedule of Investments
(unaudited) (continued)
July 31, 2024
iShares
®
Yield Optimized Bond ETF
3
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Investment Companies ..................................... $ 203,001,426 $ — $ — $ 203,001,426
Short-Term Securities
Money Market Funds ...................................... 22,157,464 — — 22,157,464
$ 225,158,890 $ — $ — $ 225,158,890
Portfolio Abbreviation
CMBS Commercial Mortgage-Backed Securities
EM Emerging Markets
ETF Exchange-Traded Fund